COMMITMENTS	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
COMMITMENTS	COMMITMENTSThe Group as of December 31, 2021 had EUR 21,691,508 (2020: EUR 3,605697) of capital commitments towards the purchase of property plant and equipment and intangible assets.